Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' equity
Schedule of capital

	December 31, 2019		December 31, 2018
	Shares	%	Shares	%
Founding shareholders	26,982,764	14.24%	29,328,299	17.64%
GIC Private Limited.	18,900,432	9.98%	7,019,841	4.22%
Genesis Asset Managers	10,124,454	5.35%	13,988,175	8.41%
BlackRock Inc.	9,950,316	5.25%	—	—
BNDES Participações S.A. – BNDES	—	—	9,674,601	5.82%
Treasury shares	9,869,772	5.21%	7,502,115	4.51%
Other	113,581,222	59.97%	98,770,351	59.40%
	189,408,960	100%	166,283,382	100%

Capital	645,447		488,467

The changes in the numbers of subscribed and paid-up shares are as follows:

December 31, 2018	166,283,382
Capital increase	23,125,578
December 31, 2019	189,408,960

Schedule of capital reserve

The capital reserve is set up as follows:

	December 31
	2019	2018
Premium in capital subscription (a)	1,222,025	539,571
Stock option plan (Note 28)	39,737	16,104
Expenditures with issuance of shares (b) (c)	(96,157)	(37,423)
	1,165,605	518,252
(a)

In compliance with 6,404/76, the issue price of the shares without par value may be allocated as part of the capital reserve. On June 26, 2019, based on the global offering of shares, there was a premium on capital subscription of R$682,454.

(b)	In conformity with Pronouncement IFRS 9 – Financial instruments, transaction costs incurred on funding through issuance of new shares were recorded separately as a reduction to shareholders' equity.
(c)

In the year, the increase was R$58,734, tis corresponds to commission paid to banks (R$33,143), taxes payable (R$16,884), legal advisory (R$4,813), independent audit (R$2,489), and other expenses (R$1,405)

Schedule of dividends

The Company's Bylaws establish a minimum dividend of 25% calculated on the annual net income, adjusted as provided by Article 202 of Law 6404/1976.

	December 31
	2019	2018
Net income for the year	38,876	71,055
Net income after the allocation of the legal reserve	38,876	71,055
Minimum mandatory dividends	9,719	17,764
Additional dividends proposed by the Management	10,281	22,236
Dividends proposed by the Management	20,000	40,000
Minimum mandatory dividends per share	0.0570	0.1090
Dividends proposed by the Management per share	0.0603	0.1364

Payment method
Interest on own capital	—	15,000
Dividends	20,000	25,000
	20,000	40,000
Changes in dividends
Opening balance — Dividends payable for the prior year	25,000	23,000
Dividends paid in the prior year	(25,000)	(23,000)
Minimum mandatory dividends for the year	9,719	17,764
Additional dividends proposed by the Management	10,281	22,236
Dividend and interest on own capital paid for the year	—	(15,000)
Closing balance — Dividends payable for the year	20,000	25,000

Presentation of dividends
Liabilities — Minimum mandatory dividends for the year	9,719	2,764
Shareholders’ equity — Additional dividends proposed by the Management	10,281	22,236
	20,000	25,000

Schedule of proposed capital budget for the profit retention reserve

	December 31
	2019	2018
Investments:
Infrastructure	2,671	4,303
Innovative research and development	4,274	6,884
Acquisitions	11,931	19,868
Total investments	18,876	31,055

Sources of resources:
Profit reserve	18,876	31,055
Total sources	18,876	31,055